MEMORANDUM OF CHANGES

                       VAN KAMPEN UNITS TRUSTS, SERIES 980


   The Prospectus filed with Amendment No. 2 of the Registration Statement on Form S-6 has been revised to reflect information regarding the deposit of Van Kampen Unit Trusts, Series 980 on May 21, 2010. An effort has been made to set forth below each of the substantive changes and also to reflect the same by blacklining the marked counterparts of the Prospectus submitted with the Amendment.

   Front Cover Page. The date of the Prospectus has been inserted and the preliminary prospectus disclosure has been removed.

   Ibbotson Alternatives Allocation Portfolio - Principal Investment Strategy. In the seventh paragraph of this section, the percentage of funds in the portfolio that are classified as "non-diversified" under the 1940 Act has been provided.

   The "Fee Table," "Example," and "Essential Information" sections have been completed.

   The "Portfolio" page and notes thereto have been finalized.

   The "Report of Independent Registered Public Accounting Firm" page has been completed.

   The "Statement of Condition" page has been finalized.

   The "Taxation--Your Tax Basis and Income or Loss Upon Disposition" section has been revised to include updated tax disclosure.

   Back Cover Page. The date of the Prospectus has been inserted.